BUSINESS ACQUISITIONS - Acquisition of Green Roads - Consideration (Details) - GR $ in Thousands		12 Months Ended
	Jun. 17, 2021 CAD ($) instrument shares	Nov. 30, 2021 shares
Purchase price allocation
Cash paid on closing	$ 14,400
Cash paid on closing	16,420
Cash held in escrow	$ 1,902
Shares issued on closing | instrument	2,659,959
Value of shares issued on closing	$ 26,415
Number of common shares placed in escrow | shares	1,434,767	1,434,767
Value of common shares placed in escrow	$ 14,248
Contingent consideration	940
Working capital adjustment	(1,462)
Total fair value of consideration	$ 56,443